Fair value measurements - Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Short-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2]	¥ (83)		¥ 64	¥ 28
Payables and deposits [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)		3	[1]	0
Collateralized financing [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	9		(2)	0
Long-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[2],[4]	(194)		58	(38)
Other liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[5]	3		2	3
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	(262)		122	(7)
Trading assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	2		1	0
Private equity and debt investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	0		(1)	1
Loans and receivables [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	7		2	(2)
Collateralized agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[3]	5		4	2
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1],[6]	51		(16)	(26)
Total [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	[1]	¥ 65		¥ (10)	¥ (25)

[1]	Includes gains and losses reported primarily within Net gain on trading and Revenue—Other in the consolidated statements of income.
[2]	Includes structured notes and other financial liabilities.
[3]	Includes reverse repurchase and repurchase agreements.
[4]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[5]	Includes unfunded written loan commitments.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.